Other Income/(Expense) (Tables) - TALENTEC SDN. BHD. [Member]	12 Months Ended
Jul. 31, 2025
Other Income
	For the years ended July 31,
	2024	2025
Interest income	$14,375	21,406
Foreign exchange gains (loss), net	49,290	(24,695)
Others	19,232	1,055
Total	$82,896	$(2,234)

Schedule of Name of Relationship with Related Parties

The following is a list of related parties, with which the Group has transactions:

No.	Name of related parties	Relationship
1	HO SAY SAN	Shareholder and director of the Group
2	CHOO YEOW	Shareholder and director of the Group
3	The Sire Group Ltd.*	Controlled by Mr. Seow, who was a shareholder of the Group before December 23, 2024

*	Mr. Seow, the significant shareholder of the Group, sold all of his shares in TalenTec in December 2024 and all of his shares in The Sire Group Ltd. Subsequently, The Sire Group Ltd. is no longer deemed a related party of the Group.

Schedule of Transactions with Related Parties

Significant transactions with related parties were as follows:

		For the years ended July 31,
Related party	Nature	2024	2025
HO SAY SAN	Borrowing from a related party	$111,690	$-
	Repayment of the borrowing from a related party	143,602	-
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	355,450	-

Schedule of Balances with Related Parties

Amounts due to related parties were as follow:

		As of July 31,
Related party	Nature	2024	2025
The Sire Group Ltd.	Payment of professional fees on behalf of the Company	358,626	-
Total amount due to a related party		$358,626	$-